Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Digital Wallets
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss	$ 723,042	$ 723,042	$ 723,042
Merchant Solutions
Goodwill [Line Items]
Goodwill, impaired, accumulated impairment loss	$ 1,159,145	$ 1,159,145	$ 1,159,145